Related party transactions (Tables)	6 Months Ended
Mar. 31, 2024
Related party transactions
Schedule of relationship and the nature of related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Zhejiang Yili Yuncang Technology Group Co., Ltd	10% equity interest owned by the Company	Prepayment of electricity and water expenses for office leased to the Company
FarmNet Limited	Owns 0.7% equity interest of the Company	Payment of expenses by the Company
Epakia Canada Inc	Legal representative of Epakia Canada Inc is a director of the Company	Payment of expenses by the Company
Shanghai Zhongjian Yiting Medical Health Technology Partnership	A partnership jointly set up by the Company with another limited partner ("LP").	Payment of expenses by the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of a director of the Company, Mr. Zhengyu Wang, and Ms. Yefang Zhang, the Chairman of the Board of Directors and CEO of the Company	Lease factory building to the Company and charging water and electricity for offices leased to the Company
Forasen Holdings Group Co., Ltd	Owned by Mr. Zhengyu Wang, a director of the Company	Purchases from the Company
Yefang Zhang	Chief Executive Officer of the Company	Payment of expenses for the Company
Forasen Group Co., Ltd	Under common control of a director of the Company, Mr. Zhengyu Wang, and Ms. Yefang Zhang, the Chairman of the Board of Directors and CEO of the Company	Sales from the Company
Zhang Bin	Supervisor of Farmmi Food	Sales from the Company
Zhang Dexian	Brother of Ms. Yefang Zhang, the Chairman of the Board of Directors and CEO of the Company	Advance from the Company
Lu Zhimin	Chief Financial Officer of the Company	Payment of expenses by the Company
Zhang Dehong	Brother of Ms. Yefang Zhang (Chairman of the Board and CEO of the Company)	Payment of expenses by the Company

Schedule of due from related parties
		As of	As of
		March 31,	September 30,
		2024	2023
		(unaudited)
Due from related parties	Name of related parties
Other receivables	Zhejiang Yili Yuncang Holding Group Co., Ltd	$96,649	103,417
Other receivables	FarmNet	4,100	4,100
Other receivables	Epakia Canada Inc	2,996	2,996
Trade receivables	Forasen Group Co., Ltd	2,194	-
Other receivables	Zhang Dexian	1,385	-
Trade receivables	Zhang Bin	1,150	-
Other receivables	Lu Zhimin	831	-
Other receivables	Shanghai Zhongjian Yiting Medical Health Technology Partnership	312	308
Other receivables	Dehong Zhang	138	137
Total		$109,755	$110,958

Schedule of due to related parties
		As of	As of
		March 31,	September 30,
		2024	2023
Due to related parties	Name of related parties	(unaudited)
Other payable	Yefang Zhang	$296,873	$9,150
Other payable	Zhejiang Tantech Bamboo Technology Co., Ltd.	82,039	24,496
Other payable	Forasen Holdings Group Co., Ltd	170	168
Total		$379,082	$33,814

Schedule of operating lease related parties
Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1	Lease No. 2	Lease No. 3	Total
Lease begin date	August 1, 2021	July 14, 2021	March 1, 2023
Lease end date	July 31, 2031	July 13, 2031	February 29, 2028
Leasing purpose	Factory building	Factory building	Office
Annual rent in RMB	168,854	421,431	131,835	722,120
Annual rent in USD	$23,431	$58,480	$18,294	$100,205
Area (in square meters)	1,180	1,914	479	3,573
Zhejiang Yili Yuncang Holding Group Co., Ltd.
Lease begin date	August 1, 2023
Lease end date	July 31, 2025
Leasing purpose	Office
Annual rent in RMB	9,795
Annual rent in USD	$1,359
Area (in square meters)	15